Employee Benefits (Details) - Schedule of Quantitative Sensitivity Analysis Regarding a Change in a Relevant Actuarial Assumption - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount Rate + 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	$ (18)	$ (15)
Discount Rate - 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	18	16
Discount Rate + 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(35)	(31)
Discount Rate - 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	37	32
Discount Rate + 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(70)	(60)
Discount Rate - 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	76	65
Annual Salary Increase Rate + 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	19	17
Annual Salary Increase Rate - 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(19)	(17)
Annual Salary Increase Rate + 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	39	34
Annual Salary Increase Rate - 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(38)	(33)
Annual Salary Increase Rate + 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	79	70
Annual Salary Increase Rate - 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	$ (74)	$ (65)